Changes In IFRS Not Yet Adopted - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Initial applied IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Impact on equity due to intial application of IFRS	$ 83